Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid rent	$ 27,000	$ 27,000	$ 27,000
Prepaid insurance	46,000	40,000	31,000
Prepaid other	234,000	$ 140,000	13,000
Prepaid professional fees	49,000		$ 20,000
Current portion - deferred financing fees for LOC	286,000	$ 228,000
Total	$ 642,000	$ 408,000	$ 91,000